As filed with the Securities and Exchange Commission on April 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2012

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 123.0% (1)
Crude Oil/Natural Gas Production - 35.3% (1)
United States - 35.3% (1)
Breitburn Energy Partners, L.P. (3)	1,030,000	$19,415,500
EV Energy Partners, L.P. (3)	250,000	17,785,000
Legacy Reserves, L.P.	383,000	11,053,380
Linn Energy, LLC (3)	474,100	18,086,915
LRR Energy, L.P.	212,000	4,280,280
Sandridge Mississippian Trust	334,000	10,674,640
Sandridge Permian Trust	479,000	11,615,750
VOC Energy Trust	60,000	1,302,000
		94,213,465
Crude Oil/Refined Products Pipelines and Storage - 38.9% (1)
United States - 38.9% (1)
Blueknight Energy Partners, L.P. (4)	226,780	1,598,799
Buckeye Partners, L.P. (3)	327,900	19,608,420
Enbridge Energy Partners, L.P. (3)	350,000	11,392,500
Genesis Energy, L.P. (3)	472,000	14,589,520
Kinder Morgan Management, LLC (3) (4)	246,999	19,801,937
NuStar Energy, L.P. (3)	325,000	19,760,000
Plains All American Pipeline, L.P. (3)	205,000	16,953,500
		103,704,676
Natural Gas/Natural Gas Liquid Pipelines and Storage - 14.3% (1)
United States - 14.3% (1)
Boardwalk Pipeline Partners, L.P. (3)	654,000	17,769,180
Energy Transfer Equity, L.P. (3)	200,000	8,698,000
Enterprise Products Partners, L.P. (3)	225,000	11,673,000
		38,140,180
Natural Gas Gathering/Processing - 33.1% (1)
United States - 33.1% (1)
Atlas Pipeline Partners, L.P. (3)	219,000	8,092,050
Copano Energy, LLC	300,000	11,154,000
Crosstex Energy, L.P. (3)	965,000	16,598,000
DCP Midstream Partners, L.P. (3)	224,000	10,908,800
MarkWest Energy Partners, L.P. (3)	262,000	15,670,220
Regency Energy Partners, L.P. (3)	530,000	14,045,000
Targa Resources Partners, L.P. (3)	275,000	11,701,250
		88,169,320
Propane - 1.4% (1)

United States - 1.4% (1)
NGL Energy Partners, L.P.	175,000	3,738,000

Total Master Limited Partnerships and Related Companies (Cost $291,198,446)		$327,965,641

Preferred Stock - 5.6% (1)
Crude Oil/Refined Products Pipelines and Storage - 2.5% (1)
United States - 2.5% (1)
Blueknight Energy Partners, L.P. (4)	757,519	$6,590,416

Shipping - 3.1% (1)
Republic of the Marshall Islands - 3.1% (1)
Seaspan Corp.	300,000	8,175,000

Total Preferred Stock (Cost $13,463,059)		$14,765,416
	Principal
	Amount
Senior Notes - 5.4% (1)
Crude/Natural Gas Production - 3.8% (1)
United States - 3.8% (1)
Breitburn Energy Partners, L.P., 8.625%, due 10/15/2020	$2,500,000	$2,725,000
Eagle Rock Energy Partners, L.P., 8.375%, due 06/01/2019	5,000,000	5,175,000
Linn Energy, LLC, 7.750%, due 02/01/2021	2,000,000	2,160,000
		10,060,000
Crude/Refined Products Pipelines and Storage - 0.4% (1)
United States - 0.4% (1)
Genesis Energy, L.P., 7.875%, due 12/15/2018	1,000,000	1,035,000

Natural Gas Gathering/Processing - 1.2% (1)
United States - 1.2% (1)
Regency Energy Partners, L.P., 9.375%, due 06/01/2016	2,000,000	2,225,000
Targa Resources Partners, L.P., 8.250%, due 07/01/2016	200,000	212,500
Targa Resources Partners, L.P., 7.875%, due 10/15/2018	250,000	275,000
Targa Resources Partners, L.P., 6.875%, due 02/01/2021	600,000	643,500
		3,356,000

Total Senior Notes (Cost $13,289,624)		$14,451,000

Short-Term Investments - Investment Companies - 3.1% (1)	Shares
United States - 3.1% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	1,672,992	$1,672,992
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	1,672,992	1,672,992
First American Treasury Obligations Fund - Class A, 0.00% (2)	1,672,991	1,672,991
First American Treasury Obligations Fund - Class Y, 0.00% (2)	1,672,991	1,672,991
First American Treasury Obligations Fund - Class Z, 0.00% (2)	1,672,991	1,672,991
Total Short-Term Investments (Cost $8,364,957)		$8,364,957

Total Investments - 137.1% (1) (Cost $326,316,086)		$365,547,014
Liabilities in Excess of Other Assets - (37.1)% (1)		(98,871,665)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$266,675,349

SCHEDULE OF SECURITIES SOLD SHORT
Exchange Traded Notes - (10.0)%(1)
United States - (10.0)% (1)	Shares
Credit Suisse Cushing 30 MLP Index ETN	400,000	$10,264,000
J.P. Morgan Alerian MLP Index ETN	400,000	16,320,000

Total Exchange Traded Notes (Proceeds $26,789,037)		$26,584,000

Options - (0.0)%(1)
United States - (0.0)% (1)	Contracts
EV Energy Partners, L.P. Put Option
Expiration: March 2012, Exercise Price: $60.00	1,000	$10,000

Total Options (Proceeds $41,486)		$10,000

Total Securities Sold Short - (10.0)%(1) (Proceeds $26,830,523)		$26,594,000

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 29, 2012.
(3)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(4)	No distribution or dividend was made during the period ended February 29, 2012. As such, it is classified as a non-income producing security as of February 29, 2012.

Tax Basis

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$297,546,355
Gross unrealized appreciation	$68,055,280
Gross unrealized depreciation	(26,648,621)
Net unrealized appreciation	$41,406,659

*The above table only reflects tax adjustments through November 30, 2011.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Master Limited Partnerships and Related Companies (a)	$327,965,641	$327,965,641	$-	$-
Preferred Stock (a)	14,765,416	14,765,416	-	-
Total Equity Securities	342,731,057	342,731,057	-	-
Notes
Senior Notes (a)	14,451,000	-	14,451,000	-
Total Notes	14,451,000	-	14,451,000	-
Other
Short-Term Investments	8,364,957	8,364,957	-	-
Total Other	8,364,957	8,364,957	-	-
Total Assets	$365,547,014	$351,096,014	$14,451,000	$-
Liabilities Note
Exchange Traded Notes	$26,584,000	$26,584,000	$-	$-
Total Notes	26,584,000	26,584,000	-	-
Derivatives
Options	10,000	10,000	-	-
Total Derivatives	10,000	10,000	-	-
Total Liabilities	$26,594,000	$26,594,000	$-	$-
Total	$392,141,014	$377,690,014	$14,451,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2012.

There were no transfers between any levels during the period ended February 29, 2012.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The Fund did not purchase or hold any purchased option contracts during the period ended February 29, 2012.

Transactions in written options contracts for the period ended February 29, 2012, are as follows:

	Contracts	Premiums
Outstanding at December 1, 2011	-	$-
Options written	1,900	58,573
Options covered	(900)	(17,087)
Options expired	-	-
Outstanding at February 29, 2012	1,000	$41,486

The average monthly fair value of written options during the period ended February 29, 2012 was $13,829.

The effect of derivative instruments on the Statement of Assets and Liabilities as of February 29, 2012:

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Written Put Options	N/A	$ -	Written put options at fair value	$ (10,000)
Total		$ -		$ (10,000)

The effect of derivative instruments on the Statement of Operations for the period ended February 29, 2012:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	-	$7,175	$7,175

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)   /s/ Jerry V. Swank
   Jerry V. Swank, President

Date       April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Jerry V. Swank
   Jerry V. Swank, President

Date       April 26, 2012

By (Signature and Title)   /s/ John H. Alban
  John H. Alban, Treasurer

Date       April 26, 2012